Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment and corporate information
Income before income taxes	€ 1,512,238	€ 1,056,926	€ 1,033,015
Income tax expense (benefit)
Current tax expense	348,183	388,727	422,706
Deferred tax income	(27,212)	(72,671)	(122,149)
Total tax expense (income)	320,971	316,056	300,557
Germany
Segment and corporate information
Income before income taxes	179,681	(30,436)	(91,082)
Income tax expense (benefit)
Current tax expense	45,967	69,971	20,947
Deferred tax income	11,033	(37,765)	34,018
United States
Segment and corporate information
Income before income taxes	863,117	688,903	725,848
Income tax expense (benefit)
Current tax expense	168,024	179,423	290,787
Deferred tax income	(13,922)	(48,565)	(150,225)
Other
Segment and corporate information
Income before income taxes	469,440	398,459	398,249
Income tax expense (benefit)
Current tax expense	134,192	139,333	110,972
Deferred tax income	€ (24,323)	€ 13,659	€ (5,942)